Pension and severance plans (Details 2) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Pension and severance plans
Accrued pension and severance costs	¥ 19,576	¥ 17,912
Japanese plans
Pension and severance plans
Net amounts recognized	3,265	5,889
Japanese plans | Accrued Pension And Severance Costs
Pension and severance plans
Accrued pension and severance costs	5,116	5,963
Japanese plans | Other Noncurrent Assets
Pension and severance plans
Other non-current assets	¥ (1,851)	¥ (74)